Discontinued Operation - Summary of Assets and Liabilities of Discontinued Operation (Detail) - 12 months ended Dec. 31, 2017 - Darlot [Member] $ in Millions, $ in Millions	USD ($)	AUD ($)	AUD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, plant and equipment	$ 3.3		$ 4.3
Inventories	7.2		9.4
Trade and other receivables	0.1		0.1
Trade and other payables	(8.7)		(11.3)
Environmental rehabilitation costs provision	(12.9)		(16.9)
Net liabilities	(11.0)		$ (14.4)
Total consideration received less costs to sell	12.5	$ 16.4
Gain on sale of discontinued operations	$ 23.5	$ 30.8